SCHEDULE OF IMPAIRMENT LOSS OF INTANGIBLE ASSETS (Details) (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Impairment of assets	[1]	$ 3,944,809	$ 2,326,444
Filecoin [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of assets			303,276
Filecoin [Member] | Feixiaohao Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of assets			26,957
Tether USD [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of assets			$ 5,864

[1]	As of April 22, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.